LONG TERM INVESTMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement [Line Items]
Net Additions And (warrants Exercised)	$ 574
Movements In Foreign Exchange	(89)
Fair Value Adjustments For The Period	(172)
Fair Value Of Long Term Investments, Ending Balance	1,247
Fair Value Of Long Term Investments, Beginning Balance	934
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(50)
Fair Value Adjustments For The Period	(47)
Fair Value Of Long Term Investments, Ending Balance	685
Fair Value Of Long Term Investments, Beginning Balance	782
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	30
Movements In Foreign Exchange	(1)
Fair Value Adjustments For The Period	(9)
Fair Value Of Long Term Investments, Ending Balance	20
Fair Value Of Long Term Investments, Beginning Balance	0
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	426
Movements In Foreign Exchange	(26)
Fair Value Adjustments For The Period	(112)
Fair Value Of Long Term Investments, Ending Balance	359
Fair Value Of Long Term Investments, Beginning Balance	71
Endurance Gold Corp. | Warrants [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	37
Movements In Foreign Exchange	(3)
Fair Value Adjustments For The Period	3
Fair Value Of Long Term Investments, Ending Balance	37
Fair Value Of Long Term Investments, Beginning Balance	0
Endurance Gold Corp. | Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	81
Movements In Foreign Exchange	(9)
Fair Value Adjustments For The Period	(7)
Fair Value Of Long Term Investments, Ending Balance	146
Fair Value Of Long Term Investments, Beginning Balance	$ 81